Operating Lease Equipment (Schedule Of Future Minimum Lease Rentals Due On Non-Cancelable Operating Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Operating Lease Equipment [Abstract]
2016	$ 1,943.5
2017	1,663.8
2018	1,368.9
2019	1,087.9
2020	839.0
Thereafter	2,695.4
Total	$ 9,598.5